Restatement of Previously Issued Consolidated Financial Statements - CONDENSED CONSOLIDATED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 14,055,777	$ 12,317,798	$ 12,746,266	$ 7,822,180	$ 5,731,691	$ 6,268,667	$ 2,736,663	$ 6,145,555
Tax credit receivable						2,902,987
Prepaid expenses and other current assets	521,880	1,349,244	1,679,425	1,828,444	712,975	1,058,527	1,747,365	1,887,780
Deferred financing costs							67,783
Total Current Assets	14,577,657	13,667,042	14,425,691	9,650,624	6,444,666	10,230,181	4,551,811	8,033,335
Restricted cash							17,364	147,924
Property and equipment, net	0			2,096	5,013	8,388	12,056	15,834
Patent acquisition costs, net	27,150	26,674	26,489	27,566	30,163	29,147	31,065	32,867
Total Assets	14,604,807	13,693,716	14,452,180	9,680,286	6,479,842	10,267,716	4,612,296	8,229,960
Current Liabilities:
Accounts payable	3,380,782	2,410,530	2,191,168	966,059	1,228,772	1,315,411	1,481,536	1,763,182
Accrued expenses	1,839,706	975,893	1,941,083	2,630,857	4,228,604	3,035,056	2,671,393	1,625,228
Liability related to stock options and warrants	0	3,358,994	4,362,515	2,814,781	1,014,868	1,014,869
Total Liabilities	5,220,488	6,745,417	8,494,766	6,411,697	6,472,244	5,365,336	4,152,929	3,388,410
Commitments and Contingencies
Shareholders' (Deficiency) Equity:
Share capital	384,733	46,578,543	46,578,543	40,085,648	31,987,016	30,123,701	24,538,137	23,716,875
Additional paid-in capital	139,734,651	136,462,016	136,380,909	132,699,127	133,568,636	132,549,942	130,813,879	129,909,435
Capital redemption reserve	52,193,811				0
Accumulated other comprehensive loss	(648,065)	(621,298)	(617,622)	(571,585)	(348,860)	(402,093)	(405,374)	(245,258)	$ (352,426)	$ (236,246)
Accumulated deficit	(182,280,811)	(175,470,962)	(176,384,416)	(168,944,601)	(165,199,194)	(157,369,170)	(154,487,275)	(148,539,502)
Total Shareholders' Equity	9,384,319	6,948,299	5,957,414	3,268,589	7,598	4,902,380	459,367	4,841,550	$ 4,368,711	$ 22,235,306
Total Liabilities and Shareholders' Equity	$ 14,604,807	13,693,716	14,452,180	9,680,286	$ 6,479,842	10,267,716	4,612,296	$ 8,229,960
Common stock, par value	$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000,000				10,000,000,000			10,000,000,000	10,000,000,000
Common stock, shares issued	3,847,331,923				2,245,865,913			1,585,693,413
Common stock, shares outstanding	3,847,331,923				2,245,865,913				312,019
As Previously Reported
Current Assets:
Cash		12,317,798	12,746,266	7,822,180	$ 5,731,691	6,268,667	2,736,663	$ 6,145,555
Tax credit receivable						2,902,987
Prepaid expenses and other current assets		1,349,244	1,679,425	1,828,444	712,975	1,058,527	1,747,365	1,887,780
Deferred financing costs				288,705	321,956	402,042	606,508	579,810
Total Current Assets		13,667,042	14,425,691	9,939,329	6,766,622	10,632,223	5,090,536	8,613,145
Restricted cash							17,364	147,924
Property and equipment, net				2,096	5,013	8,388	12,056	15,834
Patent acquisition costs, net		26,674	26,489	27,566	30,163	29,147	31,065	32,867
Total Assets		13,693,716	14,452,180	9,968,991	6,801,798	10,669,758	5,151,021	8,809,770
Current Liabilities:
Accounts payable		2,410,530	2,191,168	966,059	1,228,772	1,315,411	1,481,536	1,763,182
Accrued expenses		975,893	1,941,083	2,630,857	4,228,604	3,035,056	2,671,393	1,625,228
Liability related to stock options and warrants		5,448,995	6,981,022	4,556,448	3,116,880	3,068,834	2,370,507	4,201,196
Total Liabilities		8,835,418	11,113,273	8,153,364	8,574,256	7,419,301	6,523,436	7,589,606
Commitments and Contingencies
Shareholders' (Deficiency) Equity:
Share capital		46,578,543	46,578,543	40,085,648	31,987,016	30,123,701	24,538,137	23,716,875
Additional paid-in capital		113,070,248	112,989,141	109,596,064	110,498,824	109,560,217	107,960,836	107,097,477
Accumulated other comprehensive loss		(621,298)	(617,622)	(571,585)	(348,860)	(402,093)	(405,374)	(245,258)
Accumulated deficit		(154,169,195)	(155,611,155)	(147,294,500)	(143,909,438)	(136,031,368)	(133,466,014)	(129,348,930)
Total Shareholders' Equity	$ 4,858,298	4,858,298	3,338,907	1,815,627	(1,772,458)	3,250,457	(1,372,415)	1,220,164	$ 3,111,287
Total Liabilities and Shareholders' Equity		$ 13,693,716	$ 14,452,180	$ 9,968,991	$ 6,801,798	$ 10,669,758	$ 5,151,021	8,809,770
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized		10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000		10,000,000,000
Common stock, shares issued		3,386,573,113	3,386,573,113	2,872,895,513	2,245,865,913	2,100,865,913	1,650,693,413		1,650,693,413
Common stock, shares outstanding		3,386,573,113	3,386,573,113	2,872,895,513	2,245,865,913	2,100,865,913	1,650,693,413
Adjustment
Current Assets:
Deferred financing costs				$ (288,705)	$ (321,956)	$ (402,042)	$ (538,725)	(579,810)
Total Current Assets				(288,705)	(321,956)	(402,042)	(538,725)	(579,810)
Total Assets				(288,705)	(321,956)	(402,042)	(538,725)	(579,810)
Current Liabilities:
Commitments and Contingencies
Shareholders' (Deficiency) Equity:
Additional paid-in capital		793,768	793,768	505,063	471,812	391,726	255,043	213,958
Accumulated deficit		(793,768)	(793,768)	(793,768)	(793,768)	(793,768)	(793,768)	(793,768)
Total Shareholders' Equity				(288,705)	(321,956)	(402,042)	(538,725)	(579,810)	$ (585,000)
Total Liabilities and Shareholders' Equity				(288,705)	(321,956)	(402,042)	(538,725)	(579,810)
Aspire Capital Fund LLC | Adjustment
Shareholders' (Deficiency) Equity:
Total Shareholders' Equity					(321,956)
Majority Shareholder | Adjustment
Current Liabilities:
Liability related to stock options and warrants				(1,741,667)	(2,102,012)
Total Liabilities				(1,741,667)	(2,102,012)
Commitments and Contingencies
Shareholders' (Deficiency) Equity:
Additional paid-in capital				22,598,000	22,598,000
Accumulated deficit				(20,856,333)	(20,495,988)
Total Shareholders' Equity	$ 2,090,001			$ 1,741,667	$ 2,102,012				$ 1,842,424
Majority Shareholder | Aspire Capital Fund LLC | Adjustment
Current Liabilities:
Liability related to stock options and warrants		(2,090,001)	(2,618,507)			(2,053,965)	(2,370,507)	(4,201,196)
Total Liabilities		(2,090,001)	(2,618,507)			(2,053,965)	(2,370,507)	(4,201,196)
Commitments and Contingencies
Shareholders' (Deficiency) Equity:
Additional paid-in capital		22,598,000	22,598,000			22,598,000	22,598,000	22,598,000
Accumulated deficit		(20,507,999)	(19,979,493)			(20,544,034)	(20,227,493)	(18,396,804)
Total Shareholders' Equity		$ 2,090,001	$ 2,618,507			$ 2,053,965	$ 2,370,507	$ 4,201,196